Fair Value Measurements - Summary of Fair Value of the Derivative Warrant Liabilities (Detail)	6 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance
Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Public and Private Warrants	38,257,890
Change in fair value of derivative warrant liabilities	61,680,150
Derivative warrant liabilities, Ending Balance	$ 99,938,040